Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash in banks	$ 53,810	$ 72,074
Time deposits	93,343	59,049
Cash and cash equivalents	$ 147,153	$ 131,123	$ 1,417,388	$ 326,635